Other Intangible Assets - Other Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Cost	$ 1,067	$ 1,084
Accumulated Amortization	(901)	(891)
Net Cost	166	193
Technologies & Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	593	619
Accumulated Amortization	(511)	(519)
Net Cost	82	100
Contractual Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	4	4
Accumulated Amortization	(4)	(4)
Purchased and Internally Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	387	373
Accumulated Amortization	(321)	(302)
Net Cost	66	71
Construction in Progress [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	18	22
Net Cost	18	22
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Cost	65	66
Accumulated Amortization	$ (65)	$ (66)